Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Disaggregated revenue
The following table presents disaggregated revenue in the following categories (in thousands):

	Year Ended December 31,
	2023	2022	2021
Contract Types:
Licensing	$3,449	$2,160	$2,025
Engineering and other services	39,196	19,061	9,539
Biorefining revenue	$42,645	$21,221	$11,564

Joint development agreements	8,416	6,021	11,700
Contract research	6,233	6,101	2,197
Joint development and contract research revenue	$14,649	$12,122	$13,897

CarbonSmart product	5,337	4,000	—

Total Revenue	$62,631	$37,343	$25,461
The following table presents revenue from partners in collaborative arrangements and from grant contributions which are included in the table above as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
Revenue from partners in collaborative agreements included in the Joint development agreements above	5,529	2,575	3,337
Revenue from grant contributions included in the Engineering and other services above	24,146	6,026	2,486
The following table presents disaggregation of the Company’s revenues by customer location for the years ended December 31, 2023, 2022, and 2021 (in thousands):

	Year Ended December 31,
	2023	2022	2021
North America	$17,618	$17,149	$15,825
Europe, Middle East, Africa (EMEA)	37,447	11,500	7,522
Asia	3,570	5,752	1,477
Australia	3,996	2,942	637
Total Revenue	$62,631	$37,343	$25,461

Changes in contract assets and liabilities
The following table provides changes in contract assets and liabilities (in thousands):

	Current Contract Assets	Current Contract Liabilities	Non-current Contract Liabilities
Balance as of December 31, 2022	$18,000	$3,101	$10,760
Additions to unbilled accounts receivable	61,453	—	—
Increases due to cash received	—	10,058	—
Unbilled accounts receivable recognized in trade receivables	(51,405)	—	—
Decrease on revaluation on currency	190	—	160
Reclassification from long-term to short-term	—	2,687	(2,687)
Reclassification to revenue as a result of performance obligations satisfied	—	(12,648)	—
Balance as of December 31, 2023	$28,238	$3,198	$8,233

Remaining performance obligations	Remaining performance obligations consisted of the following (in thousands):

	As of
	December 31, 2023	December 31, 2022
Current	$3,198	$3,101
Non-current	8,233	10,760
Total	$11,431	$13,861